Other Current Liabilities (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Other Current Liabilities [Line Items]
Other current liabilities	$ 4,419	$ 3,995
Accrued Payroll And Related Benefits [Member]
Other Current Liabilities [Line Items]
Other current liabilities	1,177	1,064
Provision For Vacation And Other Employee Benefits [Member]
Other Current Liabilities [Line Items]
Other current liabilities	1,642	1,321
Net Written Put Option [Member]
Other Current Liabilities [Line Items]
Other current liabilities	497	366
Accrued Liabilities [Member]
Other Current Liabilities [Line Items]
Other current liabilities	859	1,022
Other Liabilities [Member]
Other Current Liabilities [Line Items]
Other current liabilities	$ 244	$ 222